Subsequent Events (Details) (USD $)			1 Months Ended	3 Months Ended		12 Months Ended		0 Months Ended			0 Months Ended	3 Months Ended						0 Months Ended
	Apr. 30, 2013	Jan. 31, 2013	Feb. 29, 2012 Boulder, Colorado	Apr. 30, 2013 Stock Options	Apr. 30, 2012 Stock Options	Jan. 31, 2013 Stock Options	Jan. 31, 2012 Stock Options	Mar. 27, 2013 Redeemable convertible preferred stock	Mar. 27, 2013 Redeemable convertible preferred stock Warrants	Apr. 16, 2013 Common stock Warrants	Apr. 02, 2013 Subsequent Event	Apr. 30, 2013 Subsequent Event	Jul. 18, 2013 Subsequent Event	Jul. 10, 2013 Subsequent Event	Jun. 11, 2013 Subsequent Event	May 23, 2013 Subsequent Event	Jun. 10, 2013 Subsequent Event Boulder, Colorado sqft	Jun. 28, 2013 Subsequent Event 2013 Plan Stock Options	Jun. 10, 2013 Subsequent Event 2013 Plan Stock Options	Jun. 28, 2013 Subsequent Event 2013 Plan Restricted Stock Units	Jun. 10, 2013 Subsequent Event 2013 Plan Restricted Stock Units	Mar. 27, 2013 Subsequent Event Redeemable convertible preferred stock	Mar. 27, 2013 Subsequent Event Redeemable convertible preferred stock Warrants	Mar. 27, 2013 Subsequent Event Common stock	Mar. 27, 2013 Subsequent Event Common stock Stock Options	Mar. 27, 2013 Subsequent Event Common stock Warrants
Subsequent Event
Reverse stock split, conversion ratio								0.4	0.4													0.4	0.4	0.4	0.4	0.4
Reverse stock split, exercise price adjustment ratio									0.4														0.4		0.4	0.4
Threshold amount of aggregate gross proceeds from firmly underwritten public offering occurring immediately upon the closing on or prior to June 30, 2013 to define as qualified public offering											$ 40,000,000
Threshold per share price of firmly underwritten public offering occurring immediately upon the closing on or after July 1, 2013 to define as qualified public offering											$ 16.48
Threshold amount of aggregate gross proceeds from firmly underwritten public offering occurring immediately upon the closing on or after July 1, 2013 to define as qualified public offering											40,000,000
Number of common stock upon exercises of warrant													57,155	11,030	10,814	28,436
Common stock warrant										2			65,141	13,014	13,013	32,750
Common stock warrant, exercise price per share													$ 3.18	$ 3.78	$ 3.78	$ 2.50
Stock options granted to employees (in shares)				167,604	34,260	185,400	922,794											129,350	112,350
Exercise price of stock options (in dollars per share)				$ 10.78	$ 6.23	$ 9.23	$ 5.28											$ 24.82	$ 24.01
RSUs issued to employee (in shares)																				101,000	5,000
Space under lease (in square feet)																	89,000
Lease term			10 years									10 years
Maximum period for cash deposit in an escrow account												30 days
Cash required to deposit in an escrow account												4,200,000
Replacement of current security deposit												2,500,000
Reduction in security deposit (as a percent)												0.50
Minimum period of reduction in security deposit												5 years
Tenant finish allowance included in the amended and restated office lease												4,600,000
Additional future minimum lease payments	$ 14,524,000	$ 14,461,000	$ 13,600,000									$ 27,600,000